Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 22, 2021	Dec. 31, 2020	Jul. 23, 2020
Significant Accounting Policies [Line Items]
Deferred tax assets	$ 205,543,000		$ 122,020,000
Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Federal depository insurance coverage amount	250,000
Deferred offering costs associated with proposed public offering	$ 0		$ 285,941
Shares subject to possible redemption (in shares)	45,000,000	45,000,000	0
Net tangible assets, minimum amount	$ 5,000,001
Number of public shares (in shares)	45,000,000
Organizational expenses	$ 4,000
Deferred tax assets	519,023		$ 10,231
Marketable securities held in Trust Account	450,063,407		$ 0
Initial Public Offering | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Offering costs	25,363,020
Underwriters' fees	24,750,000
Offering costs related to warrant liability	$ 918,141
Shares subject to possible redemption (in shares)		45,000,000
Class F Common Stock | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Common stock par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001